UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1 – Schedule of Investments.

Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.09%
iShares - 20.96%
Core S&P 500® ETF	7,450	$1,767,661
Core S&P® Mid-Cap ETF	4,133	707,652
JP Morgan USD Emerging Markets Bond ETF	18,705	2,126,759
TIPS Bond ETF	24,809	2,844,352

Total iShares		7,446,424

Other - 78.13%
Highland/iBoxx Senior Loan ETF	76,127	1,412,917
PIMCO Enhanced Short Maturity Active ETF	3,450	350,693
SPDR® Bloomberg Barclays High Yield Bond ETF	67,614	2,496,985
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	103,963	3,548,257
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	57,404	1,062,548
Vanguard® FTSE Developed Markets ETF	45,172	1,775,260
Vanguard® FTSE Emerging Markets ETF	24,395	968,969
Vanguard® Mid-Cap Value ETF	1,686	171,837
Vanguard® Short-Term Bond ETF	44,494	3,547,062
Vanguard® Short-Term Corporate Bond ETF	35,579	2,837,069
Vanguard® Small-Cap Value ETF	3,130	384,552
Vanguard® Total Bond Market ETF	105,185	8,528,400
Vanguard® Value ETF	7,036	671,023

Total Other		27,755,572

Total Exchange Traded Funds (Cost $34,557,223)		35,201,996

	7-Day Yield	Shares	Value
Short-Term Investments - 1.58%
State Street Institutional Treasury Plus Money Market Fund	0.571%	563,372	$563,372

Total Short-Term Investments (Cost $563,372)			563,372

Total Investments - 100.67% (Total cost $35,120,595)			35,765,368

Liabilities in Excess of Other Assets - (0.67)%			(239,649)

Net Assets - 100.00%			$35,525,719

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.06%
iShares - 31.61%
Core S&P 500® ETF	46,902	$11,128,438
Core S&P® Mid-Cap ETF	19,188	3,285,369
JP Morgan USD Emerging Markets Bond ETF	36,413	4,140,158
MSCI EAFE Small-Cap ETF	19,534	1,057,571
MSCI EAFE Value ETF	35,297	1,775,439
TIPS Bond ETF	41,569	4,765,886

Total iShares		26,152,861

Other - 67.45%
Highland/iBoxx Senior Loan ETF	131,617	2,442,811
PIMCO Enhanced Short Maturity Active ETF	8,084	821,739
SPDR® Bloomberg Barclays High Yield Bond ETF	133,846	4,942,933
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	205,217	7,004,056
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	89,361	1,654,072
Vanguard® FTSE Developed Markets ETF	147,829	5,809,680
Vanguard® FTSE Emerging Markets ETF	103,353	4,105,181
Vanguard® Mid-Cap Value ETF	15,865	1,616,961
Vanguard® Short-Term Bond ETF	72,319	5,765,271
Vanguard® Short-Term Corporate Bond ETF	41,450	3,305,223
Vanguard® Small-Cap Value ETF	10,494	1,289,293
Vanguard® Total Bond Market ETF	191,329	15,512,955
Vanguard® Value ETF	15,998	1,525,729

Total Other		55,795,904

Total Exchange Traded Funds (Cost $78,435,253)		81,948,765

	7-Day Yield	Shares	Value
Short-Term Investments - 1.23%
State Street Institutional Treasury Plus Money Market Fund	0.571%	1,017,885	$1,017,885

Total Short-Term Investments (Cost $1,017,885)			1,017,885

Total Investments - 100.29% (Total cost $79,453,138)			82,966,650

Liabilities in Excess of Other Assets - (0.29)%			(237,210)

Net Assets - 100.00%			$82,729,440

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.09%
iShares - 35.28%
Core S&P 500® ETF	150,834	$35,788,383
Core S&P® Mid-Cap ETF	71,627	12,263,975
JP Morgan USD Emerging Markets Bond ETF	50,419	5,732,640
MSCI EAFE Small-Cap ETF	63,060	3,414,069
MSCI EAFE Value ETF	80,221	4,035,116
TIPS Bond ETF	48,742	5,588,271

Total iShares		66,822,454

Other - 63.81%
Highland/iBoxx Senior Loan ETF	174,047	3,230,312
PIMCO Enhanced Short Maturity Active ETF	18,138	1,843,728
SPDR® Bloomberg Barclays High Yield Bond ETF	256,615	9,476,792
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	317,260	10,828,084
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	207,976	3,849,636
Vanguard® FTSE Developed Markets ETF	485,798	19,091,861
Vanguard® FTSE Emerging Markets ETF	380,465	15,112,070
Vanguard® Mid-Cap Value ETF	55,520	5,658,598
Vanguard® Short-Term Bond ETF	93,449	7,449,754
Vanguard® Small-Cap ETF	42,541	5,669,865
Vanguard® Small-Cap Value ETF	44,136	5,422,549
Vanguard® Total Bond Market ETF	361,355	29,298,663
Vanguard® Value ETF	41,235	3,932,582

Total Other		120,864,494

Total Exchange Traded Funds (Cost $169,757,229)		187,686,948
	7-Day Yield	Shares	Value
Short-Term Investments - 0.96%
State Street Institutional Treasury Plus Money Market Fund	0.571%	1,818,826	$1,818,826

Total Short-Term Investments (Cost $1,818,826)			1,818,826

Total Investments - 100.05% (Total cost $171,576,055)			189,505,774

Liabilities in Excess of Other Assets - (0.05)%			(90,140)

Net Assets - 100.00%			$189,415,634

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.00%
iShares - 44.20%
Core S&P 500® ETF	204,154	$48,439,620
Core S&P® Mid-Cap ETF	111,801	19,142,567
JP Morgan USD Emerging Markets Bond ETF	70,963	8,068,493
MSCI EAFE Small-Cap ETF	124,308	6,730,035
MSCI EAFE Value ETF	142,377	7,161,563

Total iShares		89,542,278

Other - 55.80%
SPDR® Bloomberg Barclays High Yield Bond ETF	163,270	6,029,561
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	220,846	7,537,474
Vanguard® FTSE Developed Markets ETF	651,550	25,605,915
Vanguard® FTSE Emerging Markets ETF	613,528	24,369,332
Vanguard® Mid-Cap Value ETF	49,738	5,069,297
Vanguard® Short-Term Bond ETF	37,478	2,987,746
Vanguard® Small-Cap ETF	75,496	10,062,107
Vanguard® Small-Cap Value ETF	52,942	6,504,454
Vanguard® Total Bond Market ETF	245,033	19,867,276
Vanguard® Value ETF	52,611	5,017,511

Total Other		113,050,673

Total Exchange Traded Funds (Cost $170,950,359)		202,592,951

	7-Day Yield	Shares	Value
Short-Term Investments - 0.03%
State Street Institutional Treasury Plus Money Market Fund	0.571%	72,948	$72,948

Total Short-Term Investments (Cost $72,948)			72,948

Total Investments - 100.03% (Total cost $171,023,307)			202,665,899

Liabilities in Excess of Other Assets - (0.03)%			(68,541)

Net Assets - 100.00%			$202,597,358

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.09%
iShares - 48.84%
Core S&P 500® ETF	101,015	$23,967,829
Core S&P® Mid-Cap ETF	62,615	10,720,940
MSCI EAFE Small-Cap ETF	64,335	3,483,097
MSCI EAFE Value ETF	72,964	3,670,089

Total iShares		41,841,955

Other - 51.25%
SPDR® Bloomberg Barclays High Yield Bond ETF	34,512	1,274,528
Vanguard® FTSE Developed Markets ETF	324,389	12,748,488
Vanguard® FTSE Emerging Markets ETF	281,866	11,195,718
Vanguard® Mid-Cap Value ETF	25,197	2,568,078
Vanguard® Small-Cap ETF	38,667	5,153,538
Vanguard® Small-Cap Value ETF	26,925	3,308,005
Vanguard® Total Bond Market ETF	58,111	4,711,640
Vanguard® Value ETF	30,883	2,945,312

Total Other		43,905,307

Total Exchange Traded Funds (Cost $74,316,178)		85,747,262

	7-Day Yield	Shares	Value
Short-Term Investments - 0.37%
State Street Institutional Treasury Plus Money Market Fund	0.571%	320,754	$320,754

Total Short-Term Investments (Cost $320,754)			320,754

Total Investments - 100.46% (Total cost $74,636,932)			86,068,016

Liabilities in Excess of Other Assets - (0.46)%			(393,648)

Net Assets - 100.00%			$85,674,368

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 24.92%
AltaGas, Ltd.	68,035	$1,575,725
Enbridge, Inc.	108,685	4,553,026
Gibson Energy, Inc.	58,518	840,466
Inter Pipeline, Ltd.	151,785	3,199,258
Keyera Corp.	76,157	2,234,000
Pembina Pipeline Corp.	141,682	4,489,589
TransCanada Corp.	99,590	4,595,885
Veresen, Inc.	130,119	1,438,320

Total Canadian Energy Infrastructure Companies (Cost $23,750,317)		22,926,269

U.S. Energy Infrastructure Companies - 25.34%
CenterPoint Energy, Inc.	155,532	4,288,017
Dominion Resources, Inc.	59,136	4,587,180
Kinder Morgan, Inc.	215,453	4,683,948
Macquarie Infrastructure Corp.	28,127	2,266,474
OGE Energy Corp.	71,686	2,507,576
SemGroup Corp., Class A	23,770	855,720
Targa Resources Corp.	68,759	4,118,664

Total U.S. Energy Infrastructure Companies (Cost $19,618,099)		23,307,579

U.S. Energy Infrastructure MLPs - 24.50%
Antero Midstream Partners LP	20,763	688,501
Buckeye Partners LP	39,056	2,677,679
Cheniere Energy Partners LP	11,868	383,455
Energy Transfer Equity LP	242,305	4,780,678
Enterprise Products Partners LP	162,805	4,495,046
EQT GP Holdings LP	6,405	175,369
Magellan Midstream Partners LP	58,880	4,528,461
MPLX LP	75,095	2,709,428
NuStar GP Holdings LLC	8,567	239,448
Phillips 66 Partners LP	11,561	593,657
Shell Midstream Partners LP	24,027	774,390
Western Gas Equity Partners LP	10,645	490,734

Total U.S. Energy Infrastructure MLPs (Cost $21,104,771)		22,536,846

		Shares	Value
U.S. General Partners - 24.92%
Archrock, Inc.		167,204	$2,073,329
EnLink Midstream LLC		151,099	2,931,320
ONEOK, Inc.		84,947	4,709,462
Plains GP Holdings LP, Class A		139,680	4,366,397
Tallgrass Energy GP LP		140,766	4,048,430
The Williams Cos., Inc.		162,008	4,793,817

Total U.S. General Partners (Cost $19,317,593)			22,922,755

	7-Day Yield	Shares	Value
Short Term Investments - 0.01%
State Street Institutional Treasury Plus Money Market Fund	0.571%	5,565	$5,565

Total Short Term Investments (Cost $5,565)			5,565

Total Investments - 99.69% (Total cost $83,796,345)			91,699,014

Other Assets in Excess of Liabilities - 0.31%			283,386

Net Assets - 100.00%			$91,982,400

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Closed-End Funds - 13.35%
Financials - 13.35%
3i Infrastructure PLC	80,123	$189,730
Apax Global Alpha, Ltd.(1)(2)	132,780	254,947
Electra Private Equity PLC	3,285	203,772
HBM Healthcare Investments AG, Class A	2,804	311,851
HgCapital Trust PLC	17,655	347,726
NB Private Equity Partners, Ltd.	19,830	262,748
Riverstone Energy, Ltd.(3)	14,628	227,077

Total Financials		1,797,851

Total Closed-End Funds (Cost $1,627,433)		1,797,851

Common Stocks - 82.51%
Consumer Discretionary - 4.78%
Formula One Group, Class A(3)	4,975	$162,683
Grand Parade Investments, Ltd.	489,595	143,781
Liberty SiriusXM Group, Class A(3)	3,447	134,157
Liberty Ventures, Class A(3)	4,578	203,629

Total Consumer
Discretionary		644,250

Consumer Staples - 4.51%
Schouw & Co. AB	4,725	433,297
Wesfarmers, Ltd.	5,056	174,096

Total Consumer Staples		607,393

Financials - 58.14%
3i Group PLC	58,267	547,155
Ackermans & van Haaren N.V.	2,292	360,164
Aker ASA, Class A	4,290	165,880
Alleghany Corp.(3)	312	191,774
Apollo Global Management LLC LP, Class A	6,336	154,092
Ares Capital Corp.	20,510	356,463
AURELIUS Equity Opportunities SE & Co. KGaA	9,711	421,744
Blackstone Group LP	16,007	475,407
Brait SE(3)	22,855	133,216
Brederode SA	5,871	294,996
Brookfield Asset Management, Inc., Class A	12,556	457,792
Carlyle Group LP	12,639	201,592
Compass Diversified Holdings LP	8,975	148,985
Eurazeo SA	2,836	186,761
FNFV Group(3)	16,307	216,068

	Shares	Value
Financials (continued)
HAL Trust	1,072	$207,337
Intermediate Capital Group PLC	30,719	272,494
Investor AB, B Shares	6,271	263,979
KKR & Co. LP	17,511	319,226
Leucadia National Corp.	7,775	202,150
mutares AG	10,996	161,882
Onex Corp.	6,299	452,111
Partners Group Holding AG	382	205,368
Princess Private Equity Holding, Ltd.	32,659	332,380
Ratos AB, B Shares	41,039	192,906
Remgro, Ltd.	7,726	118,681
Solar Capital, Ltd.	8,578	193,949
THL Credit, Inc.	12,925	128,733
Transaction Capital, Ltd.	150,951	169,783
Wendel SA	2,313	293,140

Total Financials		7,826,208

Health Care - 1.64%
Danaher Corp.	2,585	221,095

Industrials - 8.00%
Brookfield Business Partners LP	6,502	160,339
Fortress Transportation & Infrastructure Investors LLC	9,290	138,514
Gesco AG	5,369	142,962
Hosken Consolidated Investments, Ltd.	13,370	141,361
Indus Holding AG	3,632	234,686
Macquarie Infrastructure Corp.	3,210	258,662

Total Industrials		1,076,524

Information Technology - 3.05%
IAC/InterActiveCorp(3)	5,552	409,294

Utilities - 2.39%
Brookfield Infrastructure Partners LP, Class A	8,332	322,198

Total Common Stocks (Cost $10,036,476)		11,106,962

	7-Day Yield	Shares	Value
Short Term Security - 4.18%
State Street Institutional Treasury Plus Money Market Fund	0.571%	563,383	$563,383

Total Short Term Security (Cost $563,383)			563,383

Total Investments - 100.04% (Total cost $12,227,292)			13,468,196

Liabilities in Excess of Other Assets - (0.04)%			(5,203)

Net Assets - 100.00%			$13,462,993

(1)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.  Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities were $254,947, representing 1.89% of net assets.

(2)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers.  At period end, the aggregate market value of those securities was $254,947, representing 1.89% of net assets.

(3)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Defensive Portfolio*
 Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.61%
iShares - 30.53%
Core S&P Mid-Cap® ETF	1,490	$255,118
Currency Hedged MSCI EAFE ETF	19,290	530,861
Russell 2000® ETF	5,730	787,760

Total iShares		1,573,739

Other - 68.08%
Powershares QQQ Trust™ Series 1	5,070	671,167
SPDR® Dow Jones Industrial Average ETF Trust	3,110	641,717
SPDR® S&P 500® ETF Trust	5,460	1,287,141
SPDR® S&P MidCap 400® ETF Trust	810	253,060
Technology Select Sector SPDR® Fund	12,320	656,779

Total Other		3,509,864

Total Exchange Traded Funds (Cost $4,667,623)		5,083,603

Total Investments - 98.61% (Total cost $4,667,623)		5,083,603

Other Assets in Excess of Liabilities - 1.39%		71,628

Net Assets - 100.00%		$5,155,231

*	Effective April 30, 2017, the ALPS | Stadion Tactical Defensive Portfolio changed its name to the ALPS | Stadion Core ETF Portfolio (Note 4).

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio
 Schedule of Investments

As of March 31, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 97.73%
iShares - 20.18%
Core S&P Small-Cap ETF	5,340	$369,314
Russell 2000® ETF	2,685	369,134
Russell 2000® Value ETF	2,080	245,773

Total iShares		984,221

Other - 77.55%
Consumer Staples Select Sector SPDR® Fund	4,430	241,789
PIMCO Enhanced Short Maturity Active ETF	4,289	435,977
PowerShares QQQ Trust™ Series 1	2,958	391,580
ProShares® Short 20+ Year Treasury(1)	20,440	479,522
SPDR® S&P 500® ETF Trust	3,073	724,429
SPDR® S&P Bank ETF	6,440	276,791
SPDR® S&P Oil & Gas Exploration & Production ETF	6,740	252,346
Vanguard® Growth ETF	6,083	740,058
Vanguard® Health Care ETF	1,740	239,807

Total Other		3,782,299

Total Exchange Traded Funds (Cost $4,413,888)		4,766,520

Total Investments - 97.73% (Total cost $4,413,888)		4,766,520

Other Assets in Excess of Liabilities - 2.27%		110,636

Net Assets - 100.00%		$4,877,156

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust
Notes to Quarterly Schedules of Investments
March 31, 2017 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Tactical Defensive Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships  for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2017:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,201,996	$–	$–	$35,201,996
Short-Term Investments	563,372	–	–	563,372
Total	$35,765,368	$–	$–	$35,765,368

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$81,948,765	$–	$–	$81,948,765
Short-Term Investments	1,017,885	–	–	1,017,885
Total	$82,966,650	$–	$–	$82,966,650

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$187,686,948	$–	$–	$187,686,948
Short-Term Investments	1,818,826	–	–	1,818,826
Total	$189,505,774	$–	$–	$189,505,774

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$202,592,951	$–	$–	$202,592,951
Short-Term Investments	72,948	–	–	72,948
Total	$202,665,899	$–	$–	$202,665,899

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$85,747,262	$–	$–	$85,747,262
Short-Term Investments	320,754	–	–	320,754
Total	$86,068,016	$–	$–	$86,068,016

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$22,926,269	$–	$–	$22,926,269
U.S. Energy Infrastructure Companies	23,307,579	–	–	23,307,579
U.S. Energy Infrastructure MLPs	22,536,846	–	–	22,536,846
U.S. General Partners	22,922,755	–	–	22,922,755
Short-Term Investments	5,565	–	–	5,565
Total	$91,699,014	$–	$–	$91,699,014

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,797,851	$–	$–	$1,797,851
Common Stocks	11,106,962	–	–	11,106,962
Short Term Security	563,383	–	–	563,383
Total	$13,468,196	$–	$–	$13,468,196

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,083,603	$–	$–	$5,083,603
Total	$5,083,603	$–	$–	$5,083,603

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,766,520	$–	$–	$4,766,520
Total	$4,766,520	$–	$–	$4,766,520

The Portfolios recognize transfers between levels as of the end of the period. For the three months ended March 31, 2017, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the three months ended March 31, 2017.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the three months ended March 31, 2017, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”):  Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio  shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of March 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation /(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$35,426,018	$657,401	$(318,051)	$339,350
Morningstar Income and Growth ETF Asset Allocation Portfolio	79,807,491	4,051,762	(892,603)	3,159,159
Morningstar Balanced ETF Asset Allocation Portfolio	172,328,071	18,703,768	(1,526,065)	17,177,703
Morningstar Growth ETF Asset Allocation Portfolio	172,185,559	31,319,681	(839,341)	30,480,340
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	75,171,049	11,197,054	(300,087)	10,896,967
ALPS | Alerian Energy Infrastructure Portfolio	91,856,860	3,433,792	(3,591,638)	(157,846)
ALPS | Red Rocks Listed Private Equity Portfolio	12,485,110	1,255,644	(272,558)	983,086
ALPS | Stadion Tactical Defensive Portfolio	4,680,967	403,717	(1,081)	402,636
ALPS | Stadion Tactical Growth Portfolio	4,421,371	363,345	(18,196)	345,149

4. SUBSEQUENT EVENTS

Effective April 30, 2017, the name of the ALPS/Stadion Tactical Defensive Portfolio (the “Portfolio”) was changed to the ALPS/Stadion Core ETF Portfolio, and the Portfolio’s primary benchmark index was changed from the S&P 500 Index to the S&P Target Risk Growth Index.  In addition, effective April 30, 2017, the Portfolio’s Principal Investment Strategies were changed.

Item 2 - Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 30, 2017

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	May 30, 2017